PROPERTY, EQUIPMENT AND DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY, EQUIPMENT AND DEPOSITS
PROPERTY, EQUIPMENT AND DEPOSITS

4 — PROPERTY, EQUIPMENT AND DEPOSITS

Property, equipment and deposits, net consisted of the following:

	June 30, 2023	December 31, 2022
Rental vehicles	31,194,264	28,950,519
Furniture and fixtures	1,101,680	865,753
Leasehold improvements	1,032,604	868,243
Less: Accumulated depreciation	(14,863,935)	(11,356,857)
Total property and equipment, net	18,464,613	19,327,658
Vehicle deposits	224,500	95,226
Total property, equipment and deposits, net	18,689,113	19,422,884

As of June 30, 2023, vehicle deposits amounted to US$ 224,500 (December 31, 2022; US$ 95,226), they are mainly composed of down payments for electric scooters / electric bikes / electric mopeds that are expected to be delivered within 4 months beginning from date of initial payment.

The following table summarizes the depreciation expenses recorded in the interim condensed consolidated statement of operations for the periods ended at June 30, 2023 and 2022.

	June 30, 2023	June 30, 2022
Cost of revenues	4,283,624	4,495,893
General and administrative expenses	388,302	337,729
Total depreciation	4,671,926	4,833,622

4 — PROPERTY, EQUIPMENT AND DEPOSITS

Property, equipment and deposits, net consisted of the following:

	December 31,	December 31,	December 31,
	2022	2021	2020
Rental vehicles	28,950,519	16,324,134	4,800,937
Furniture and fixtures	865,753	376,507	383,937
Leasehold improvements	868,243	564,795	433,296
Less: Accumulated depreciation	(11,356,857)	(3,638,874)	(1,921,293)
Total property and equipment, net	19,327,658	13,626,562	3,696,877
Vehicle deposits	95,226	6,735,549	3,947,834
Total property, equipment and deposits, net	19,422,884	20,362,111	7,644,711

As of December 31, 2022, vehicle deposits amounting to US$ 95,226 (December 31, 2021: US$ 6,735,549 and December 31, 2020: US$ 3,947,834), are mainly composed of down payments for electric scooters / electric bikes / electric mopeds that are expected to be delivered within 4 months beginning from date of initial payment.

Depreciation expense relating to property and equipment was US$ 9,018,323, US$ 5,450,858 and US$ 2,714,309 for the years ended December 31, 2022, 2021 and 2020 respectively. During the years ended December 31, 2022, 2021 and 2020 the Group recognized US$ 143,527, US$ 178,619 and US$ 12,045 respectively, in losses related to the disposal of property and equipment.

Rental vehicles amounting to US$ 28,950,519 (December 31, 2021: US$ 16,324,134 and December 31, 2020: None) were pledged to PFG in relation to the loan and security agreements with PFG dated January 2021, October 2022 and December 2022.

The following table summarizes the depreciation expenses recorded in the consolidated statement of operations for the years ended at December 31, 2022, 2021 and 2020.

	December 31,	December 31,	December 31,
	2022	2021	2020
Cost of revenues	8,456,349	5,203,696	2,411,051
General and administrative expenses	561,974	247,162	303,258
Total depreciation	9,018,323	5,450,858	2,714,309